Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Nov. 22, 2019	Aug. 30, 2019
Alpha Bank Facility [Member]
Long-term debt [Abstract]
Face amount	$ 11.0	$ 11.0	$ 11.0
$5.0 Million Term Loan Facility [Member]
Long-term debt [Abstract]
Face amount	5.0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Long-term debt [Abstract]
Face amount	$ 5.0			$ 5.0